Schedule of Investments (unaudited)	iShares® MSCI Norway ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
Kongsberg Gruppen ASA	19,420	$833,881

Banks — 13.7%
DNB Bank ASA	204,350	3,895,696
SpareBank 1 Nord Norge	21,058	186,834
SpareBank 1 Oestlandet	7,672	88,794
SpareBank 1 SMN	28,656	342,176
SpareBank 1 SR-Bank ASA	39,526	434,534
		4,948,034

Biotechnology — 0.1%
Nykode Therapeutics AS(a)(b)	32,703	53,619

Broadline Retail — 0.6%
Europris ASA(c)	35,021	231,939

Chemicals — 4.7%
Borregaard ASA	20,974	334,712
Elkem ASA(c)	63,530	102,517
Yara International ASA	36,555	1,240,137
		1,677,366
Commercial Services & Supplies — 0.2%
Aker Carbon Capture ASA(a)	80,248	75,206

Construction & Engineering — 0.9%
Cadeler AS(a)(b)	23,995	76,598
Veidekke ASA	23,837	229,118
		305,716
Diversified Telecommunication Services — 4.2%
Telenor ASA	139,039	1,496,362

Electrical Equipment — 0.8%
NEL ASA(a)(b)	369,000	270,277

Electronic Equipment, Instruments & Components — 0.3%
Kitron ASA	39,387	118,946

Energy Equipment & Services — 6.6%
Aker Solutions ASA	54,331	205,181
Borr Drilling Ltd.(a)	45,437	285,782
BW Offshore Ltd.	20,508	42,701
DOF Group ASA(a)	33,151	160,118
Odfjell Drilling Ltd.	21,003	67,148
PGS ASA(a)	210,916	176,268
Seadrill Ltd.(a)	7,935	352,383
Subsea 7 SA	50,387	703,517
TGS ASA(b)	28,984	368,121
		2,361,219
Entertainment — 0.2%
Kahoot! ASA(a)	21,979	71,882
Food Products — 13.4%
Austevoll Seafood ASA	20,140	138,813
Bakkafrost P/F	11,115	535,903
Grieg Seafood ASA	11,300	68,928
Leroy Seafood Group ASA	59,191	231,185
Mowi ASA	102,752	1,828,986
Orkla ASA	154,769	1,142,064
Salmar ASA	16,022	877,988
		4,823,867
Independent Power and Renewable Electricity Producers — 0.5%
Scatec ASA(a)(c)	26,315	174,730
Security	Shares	Value

Industrial Conglomerates — 0.9%
Aker ASA, Class A	4,923	$307,894

Insurance — 5.0%
Gjensidige Forsikring ASA	44,157	745,200
Protector Forsikring ASA	12,750	227,427
Storebrand ASA	97,635	844,345
		1,816,972
Interactive Media & Services — 2.2%
Adevinta ASA(a)	77,209	800,130

IT Services — 0.5%
Atea ASA	17,369	195,201

Machinery — 1.6%
Hexagon Composites ASA(a)	26,776	64,045
TOMRA Systems ASA	52,288	514,142
		578,187
Marine Transportation — 2.7%
Belships ASA	19,168	33,340
Golden Ocean Group Ltd.	28,630	261,872
Gram Car Carriers ASA	2,586	47,920
Hoegh Autoliners ASA	21,059	169,913
MPC Container Ships AS	78,431	100,667
Stolt-Nielsen Ltd.	5,168	149,728
Wallenius Wilhelmsen ASA	23,354	203,539
		966,979
Media — 2.5%
Schibsted ASA, Class A	16,144	398,513
Schibsted ASA, Class B	21,493	496,606
		895,119
Metals & Mining — 4.7%
Norsk Hydro ASA	292,932	1,700,996

Oil, Gas & Consumable Fuels — 28.5%
Aker BP ASA	69,770	1,987,050
Avance Gas Holding Ltd.(c)	4,274	60,911
BLUENORD ASA(a)	5,206	237,447
BW Energy Ltd.(a)	22,784	52,038
BW LPG Ltd.(c)	20,091	292,639
Cool Co. Ltd.	5,347	63,589
DNO ASA	106,375	103,030
Equinor ASA	198,910	6,355,027
Flex LNG Ltd.	6,519	187,618
Frontline PLC, NVS	29,491	581,289
Hafnia Ltd.	55,949	343,559
		10,264,197
Paper & Forest Products — 0.2%
Norske Skog ASA(b)(c)	15,648	58,263

Passenger Airlines — 0.4%
Norwegian Air Shuttle ASA(a)(b)	159,216	146,610

Real Estate Management & Development — 0.4%
Entra ASA(c)	16,085	153,269

Semiconductors & Semiconductor Equipment — 1.2%
Nordic Semiconductor ASA(a)	38,307	350,657
REC Silicon ASA(a)(b)	60,518	76,552
		427,209

Schedule of Investments (unaudited) (continued)	iShares® MSCI Norway ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software — 0.3%
Crayon Group Holding ASA(a)(b)(c)	15,821	$123,551

Total Long-Term Investments — 99.6%
(Cost: $43,154,274)		35,877,621

Short-Term Securities

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	1,092,736	1,093,283
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)	10,000	10,000

Total Short-Term Securities — 3.1%
(Cost: $1,103,139)		1,103,283

Total Investments — 102.7%
(Cost: $44,257,413)		36,980,904

Liabilities in Excess of Other Assets — (2.7)%		(978,300)

Net Assets — 100.0%		$36,002,604

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$552,887	$540,289	(a)	$—	$17	$90	$1,093,283	1,092,736	$4,963	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0	(a)	—	—	—	10,000	10,000	87		—
					$17	$90	$1,103,283		$5,050		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	2	12/15/23	$96	$1,639

Schedule of Investments (unaudited) (continued)	iShares® MSCI Norway ETF
November 30, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,644,341	$32,233,280	$—	$35,877,621
Short-Term Securities
Money Market Funds	1,103,283	—	—	1,103,283
	$4,747,624	$32,233,280	$—	$36,980,904
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,639	$—	$1,639

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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